Segment Information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Reconciliation of net profit / (loss) to adjusted EBITDA	A reconciliation of net income to Adjusted EBITDA for the nine months ended September 30, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
Net income	65,756	28,221
Income taxes	486	1,538
Income before income taxes	66,242	29,759
Depreciation and amortization	39,884	37,500
Impairment of long-lived assets	—	5,021
Unrealized loss on oil and gas derivative instruments (note 7)	87,593	157,749
Realized and unrealized mark-to-market losses on investment in listed equity securities (note 8)	—	62,308
Other non-operating income, net (note 8)	—	(9,823)
Interest income	(27,484)	(34,827)
Interest expense	—	1,107
Loss/(gain) on derivative instruments, net (note 9)	8,646	(9,315)
Other financial items, net (note 9)	3,164	1,057
Net losses from equity method investments (note 15)	3,287	1,279
Net income from discontinued operations	—	(293)
Adjusted EBITDA	181,332	241,522

Segment reporting Information

	Nine months ended September 30, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	168,563	17,042	8,850	194,455
Vessel operating expenses	(62,496)	(17,596)	(8,767)	(88,859)
Voyage, charterhire and commission expenses, net	—	(33)	(4,336)	(4,369)
Administrative expenses	(1,005)	(18,970)	(25)	(20,000)
Project development expenses	(3,634)	(3,846)	(1)	(7,481)
Realized gain on oil and gas derivative instruments, net (note 7)	107,586	—	—	107,586
Adjusted EBITDA	209,014	(23,403)	(4,279)	181,332

Net losses from equity method investments (note 15)	—	(3,287)	—	(3,287)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	September 30, 2024
(in thousands of $)	FLNG	Corporate and other	Shipping	Total assets
Total assets (1)	3,325,919	875,052	132,003	4,332,974
Equity method investments (note 15)	—	48,738	—	48,738
(1) In March 2024, we acquired the Fuji LNG, the donor vessel for Mark II FLNG for $77.5 million and consequently reclassified the deposit of $15.5 million from “Other non-current assets” (note 16) to “Vessels and equipment, net”. The Fuji LNG is currently presented under the Shipping segment as she is currently trading as an LNG carrier.

	Nine months ended September 30, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	172,985	29,576	16,189	218,750
Vessel operating expenses	(49,238)	(14,483)	(4,148)	(67,869)
Voyage, charterhire and commission expenses, net	(450)	(19)	(681)	(1,150)
Administrative expenses	(446)	(26,000)	(13)	(26,459)
Project development (expenses)/income	(3,193)	(35,289)	29	(38,453)
Realized gain on oil and gas derivative instruments, net (note 7)	146,387	—	—	146,387
Other operating income (note 5)	2,499	7,817	—	10,316
Adjusted EBITDA	268,544	(38,398)	11,376	241,522

Net (loss)/income from equity method investments (note 15)	—	(3,593)	2,314	(1,279)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2023
(in thousands of $)	FLNG	Corporate and other	Shipping	Total assets
Total assets	3,160,457	866,088	57,442	4,083,987
Equity method investments (note 15)	—	53,982	—	53,982